DEFERRED TAX - Movements of Gross Deferred Tax Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ 142
Ending balance	146	£ 142
Gross deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	387	445
Acquisition of subsidiaries	8	8
(Credit)/charge to income	(11)	(26)
Disposal of subsidiaries	0	(34)
Exchange differences and other movements	13	(6)
Ending balance	397	387
Gross deferred tax liabilities | Brands and other intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	160	195
Acquisition of subsidiaries	8	8
(Credit)/charge to income	(16)	(28)
Disposal of subsidiaries	0	(15)
Exchange differences and other movements	(5)	0
Ending balance	147	160
Gross deferred tax liabilities | Associate earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	14	19
Acquisition of subsidiaries	0	0
(Credit)/charge to income	0	(6)
Disposal of subsidiaries	0	0
Exchange differences and other movements	(1)	1
Ending balance	13	14
Gross deferred tax liabilities | Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	174	181
Acquisition of subsidiaries	0	0
(Credit)/charge to income	8	8
Disposal of subsidiaries	0	(18)
Exchange differences and other movements	12	3
Ending balance	194	174
Gross deferred tax liabilities | Plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	16	22
Acquisition of subsidiaries	0	0
(Credit)/charge to income	(2)	7
Disposal of subsidiaries	0	(1)
Exchange differences and other movements	10	(12)
Ending balance	24	16
Gross deferred tax liabilities | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	23	28
Acquisition of subsidiaries	0	0
(Credit)/charge to income	(1)	(7)
Disposal of subsidiaries	0	0
Exchange differences and other movements	(3)	2
Ending balance	£ 19	£ 23